DEFERRED INCOME - Changes in contractual liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEFERRED INCOME
Balance at the beginning of period	R$ 529,179	R$ 499,035
Additions	7,496,088	6,901,785
Write-offs, net	(7,405,386)	(6,871,641)
Balance at the end of period	619,881	R$ 529,179
Current	578,945
Non-current	R$ 40,936